Provisions - Schedule of Provisions for Payroll and Employee Benefits (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Provisions [Line Items]
Totals	$ 177,827	$ 214,903	$ 117,889
Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	9,814	8,298	7,914
Pension plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	35,166	30,908	31,761
Retroactive unemployment plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	334	373	371
Retirements bonus plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	687	542	$ 476
Employee Related Provisions [member]
Disclosure of Other Provisions [Line Items]
Vacation accrual	15,231	13,575
Totals	102,877	99,945
Employee Related Provisions [member] | Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	9,814	8,298
Employee Related Provisions [member] | Pension plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	35,166	30,908
Employee Related Provisions [member] | Retroactive unemployment plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	334	373
Employee Related Provisions [member] | Retirements bonus plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	687	542
Employee Related Provisions [member] | Other employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	$ 41,645	$ 46,249